ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

A summary of the Company's accounts payable and accrued liabilities is as follows:

	January 31, 2024	January 31, 2023
	$	$
Accounts payable	1,188,133	1,842,089
Accrued liabilities	415,323	450,485
EFF settlement accrual (Note 20)	612,500	612,500
Interest payable	-	16,352
	2,215,956	2,921,426